STOCKHOLDERS' EQUITY (Details 4) (Stock Options, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Common Stock Options
Stock-based compensation expense	$ 48,423	$ 383,555	$ 13,163,509
Unrecognized compensation expense	$ 48,422	$ 96,845